Tax Payables Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of tax payables [abstract]
Tax payables	€ 2,313	€ 2,023	[1]	€ 926

[1]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.